Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sales:
Trade	$ 346,320,337,000	$ 180,459,943,000	$ 662,925,145,000	$ 463,382,949,000
Services income	1,115,378,000	1,233,118,000	2,063,727,000	2,420,226,000
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	(14,437,322,000)	(18,391,590,000)	32,192,460,000	7,924,576,000
Cost of sales	245,386,452,000	153,139,702,000	463,838,720,000	396,199,258,000
Gross income	87,611,941,000	10,161,769,000	233,342,612,000	77,528,493,000
Other revenue	2,940,977,000	3,354,345,000	5,483,414,000	6,234,886,000
Other expenses	(738,534,000)	46,080,000	(955,817,000)	(1,704,077,000)
Distribution, transportation and sales expenses	3,815,840,000	5,174,677,000	6,913,752,000	8,568,416,000
Administrative expenses	33,700,377,000	37,972,304,000	67,250,355,000	72,875,246,000
Operating income (loss)	52,298,167,000	(29,584,787,000)	163,706,102,000	615,640,000
Financing income	4,898,904,000	3,553,559,000	15,221,002,000	9,252,136,000
Financing cost	(37,112,799,000)	(43,938,985,000)	(74,163,068,000)	(96,841,499,000)
Derivative financial instruments (cost) income, net	(2,425,847,000)	632,390,000	(12,357,848,000)	(15,020,580,000)
Foreign exchange gain (loss), net	80,200,388,000	49,545,434,000	23,595,953,000	(419,660,915,000)
(Loss) profit sharing in joint ventures and associates, net	(1,366,193,000)	(919,067,000)	(3,208,284,000)	(810,624,000)
Taxes, duties and other	82,128,388,000	23,625,245,000	135,787,221,000	84,121,481,000
Net (loss) income	14,364,232,000	(44,336,701,000)	(22,993,364,000)	(606,587,323,000)
Total current assets	411,179,693,000	294,663,393,000	411,179,693,000	294,663,393,000	$ 329,859,739,000
Total non-current assets	1,625,840,285,000	1,573,840,884,000	1,625,840,285,000	1,573,840,884,000	1,598,628,189,000
Total current liabilities	872,578,446,000	562,865,473,000	872,578,446,000	562,865,473,000	772,410,071,000
Total non-current liabilities	3,237,701,489,000	3,837,016,307,000	3,237,701,489,000	3,837,016,307,000	3,560,804,887,000
Equity (deficit), net	(2,073,259,957,000)	(2,531,377,503,000)	(2,073,259,957,000)	(2,531,377,503,000)	(2,404,727,030,000)	$ (1,931,409,302,000)
Depreciation and amortization	38,014,532,000	30,212,575,000	68,197,867,000	64,324,775,000	129,631,820,000
Depreciation of rights of use	2,276,580,000	1,699,999,000	3,467,959,000	3,691,546,000	7,229,231,000
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	32,084,437,000	36,351,967,000	59,107,548,000	64,438,363,000	128,808,540,000
Exploration and production [member]
Sales:
Trade	112,143,204,000	50,026,945,000	206,706,617,000	140,600,291,000
Intersegment	99,561,700,000	44,080,306,000	200,919,297,000	109,739,595,000
Services income	26,329,000	47,065,000	42,762,000	65,632,000
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	(13,733,070,000)	(11,339,187,000)	28,192,228,000	10,633,701,000
Cost of sales	113,559,192,000	81,839,627,000	202,361,364,000	168,268,001,000
Gross income	84,438,971,000	975,502,000	233,499,540,000	92,771,218,000
Other revenue	740,426,000	469,813,000	1,378,180,000	609,026,000
Other expenses	(805,255,000)	248,412,000	(1,041,832,000)	(1,558,017,000)
Distribution, transportation and sales expenses	89,816,000	37,445,000	167,743,000	81,187,000
Administrative expenses	8,975,254,000	29,204,734,000	26,153,766,000	43,554,497,000
Operating income (loss)	75,309,072,000	(27,548,452,000)	207,514,379,000	48,186,543,000
Financing income	16,538,988,000	16,539,597,000	37,893,946,000	37,023,438,000
Financing cost	(31,001,258,000)	(41,333,547,000)	(64,308,499,000)	(96,330,084,000)
Derivative financial instruments (cost) income, net	3,088,752,000	13,199,179,000	(8,422,174,000)	(13,879,389,000)
Foreign exchange gain (loss), net	71,050,692,000	43,946,023,000	22,864,530,000	(369,425,793,000)
(Loss) profit sharing in joint ventures and associates, net	(107,859,000)	178,000	(192,518,000)	2,325,000
Taxes, duties and other	74,334,821,000	14,768,900,000	135,551,525,000	72,310,729,000
Net (loss) income	60,543,566,000	(9,965,922,000)	59,798,139,000	(466,733,689,000)
Total current assets	929,907,879,000	950,698,400,000	929,907,879,000	950,698,400,000	937,017,021,000
Total non-current assets	883,293,718,000	763,623,170,000	883,293,718,000	763,623,170,000	884,741,960,000
Total current liabilities	477,657,736,000	386,991,882,000	477,657,736,000	386,991,882,000	464,163,895,000
Total non-current liabilities	2,207,242,912,000	2,643,771,581,000	2,207,242,912,000	2,643,771,581,000	2,363,252,154,000
Equity (deficit), net	(871,699,051,000)	(1,316,441,893,000)	(871,699,051,000)	(1,316,441,893,000)	(1,005,657,068,000)
Depreciation and amortization	32,302,418,000	23,075,460,000	56,428,366,000	50,491,080,000	101,126,295,000
Depreciation of rights of use	108,904,000	(57,421,000)	186,344,000	163,778,000	313,008,000
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	8,952,586,000	9,539,926,000	16,503,105,000	17,895,613,000	35,356,366,000
Industrial transformation [member]
Sales:
Trade	161,510,111,000	93,574,325,000	318,437,410,000	247,044,887,000
Intersegment	40,431,438,000	17,011,525,000	76,375,499,000	37,301,471,000
Services income	129,689,000	31,886,000	174,569,000	60,488,000
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	(704,252,000)	(7,054,769,000)	3,890,372,000	(2,709,125,000)
Cost of sales	216,887,135,000	113,625,300,000	431,665,030,000	326,164,193,000
Gross income	(15,520,149,000)	(10,062,333,000)	(32,787,180,000)	(44,466,472,000)
Other revenue	1,923,834,000	576,430,000	2,660,105,000	1,951,828,000
Other expenses	(69,033,000)	(2,508,000)	(109,792,000)	(45,550,000)
Distribution, transportation and sales expenses	4,259,392,000	6,135,956,000	7,764,429,000	9,704,583,000
Administrative expenses	11,975,691,000	17,745,256,000	24,650,353,000	29,569,178,000
Operating income (loss)	(29,900,431,000)	(33,369,623,000)	(62,651,649,000)	(81,833,955,000)
Financing income	94,789,000	125,405,000	205,019,000	259,692,000
Financing cost	(3,980,924,000)	(3,357,297,000)	(7,573,113,000)	(5,800,178,000)
Derivative financial instruments (cost) income, net	2,168,000	7,172,000	(5,942,000)	(12,805,000)
Foreign exchange gain (loss), net	4,374,952,000	2,700,681,000	(131,264,000)	(27,905,896,000)
(Loss) profit sharing in joint ventures and associates, net	184,185,000	98,592,000	(19,521,000)	(2,706,684,000)
Net (loss) income	(29,225,261,000)	(33,795,070,000)	(70,176,470,000)	(117,999,826,000)
Total current assets	184,344,445,000	262,193,199,000	184,344,445,000	262,193,199,000	155,514,025,000
Total non-current assets	386,391,522,000	549,353,774,000	386,391,522,000	549,353,774,000	331,853,787,000
Total current liabilities	553,633,258,000	322,090,395,000	553,633,258,000	322,090,395,000	405,696,477,000
Total non-current liabilities	624,006,831,000	786,030,467,000	624,006,831,000	786,030,467,000	714,743,134,000
Equity (deficit), net	(606,904,122,000)	(296,573,889,000)	(606,904,122,000)	(296,573,889,000)	(633,071,799,000)
Depreciation and amortization	3,850,452,000	5,048,330,000	7,512,553,000	9,664,356,000	19,744,860,000
Depreciation of rights of use	1,014,977,000	1,234,920,000	2,029,953,000	2,474,242,000	4,715,238,000
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	12,786,223,000	16,701,294,000	23,989,048,000	29,833,798,000	51,845,677,000
Logistics [member]
Sales:
Intersegment	21,406,880,000	21,153,047,000	40,891,703,000	43,755,291,000
Services income	739,964,000	1,057,687,000	1,407,366,000	2,219,276,000
Reversal of impairment of wells, pipelines, properties, plant and equipment, net			109,860,000
Cost of sales	11,432,901,000	10,829,157,000	22,060,617,000	19,184,795,000
Gross income	10,713,943,000	11,381,577,000	20,348,312,000	26,789,772,000
Other revenue	47,177,000	114,915,000	69,256,000	143,572,000
Other expenses	85,282,000	(1,892,000)	169,574,000	(10,339,000)
Distribution, transportation and sales expenses	32,601,000	(36,315,000)	98,483,000	81,861,000
Administrative expenses	1,716,339,000	6,067,358,000	7,868,371,000	9,041,895,000
Operating income (loss)	9,097,462,000	5,463,557,000	12,620,288,000	17,799,249,000
Financing income	1,384,779,000	672,494,000	2,921,438,000	1,236,074,000
Financing cost	(116,439,000)	(128,838,000)	(199,573,000)	(198,591,000)
Foreign exchange gain (loss), net	218,953,000	289,687,000	61,832,000	(780,239,000)
(Loss) profit sharing in joint ventures and associates, net	18,000	(6,621,000)	(2,000)	(1,152,000)
Taxes, duties and other	(809,143,000)	3,410,564,000	637,450,000	4,442,883,000
Net (loss) income	11,393,916,000	2,879,715,000	14,766,533,000	13,612,458,000
Total current assets	191,503,918,000	8,029,413,000	191,503,918,000	8,029,413,000	166,202,857,000
Total non-current assets	156,491,044,000	3,303,103,000	156,491,044,000	3,303,103,000	167,498,268,000
Total current liabilities	42,220,288,000	14,531,641,000	42,220,288,000	14,531,641,000	39,568,364,000
Total non-current liabilities	72,099,089,000	6,488,779,000	72,099,089,000	6,488,779,000	90,624,955,000
Equity (deficit), net	233,675,585,000	(9,687,904,000)	233,675,585,000	(9,687,904,000)	203,507,806,000
Depreciation and amortization	1,121,390,000	1,456,697,000	2,780,632,000	2,894,992,000	5,917,668,000
Depreciation of rights of use	571,020,000	84,093,000	372,305,000	110,008,000	460,957,000
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	2,374,865,000	271,371,000	3,854,837,000	331,646,000	8,927,651,000
Trading Companies [member]
Sales:
Trade	69,363,611,000	34,454,780,000	132,581,557,000	71,666,720,000
Intersegment	94,335,188,000	41,301,527,000	176,130,213,000	146,707,221,000
Services income	192,751,000	26,002,000	431,703,000	47,722,000
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		2,366,000
Cost of sales	156,847,516,000	66,646,434,000	297,963,237,000	214,808,734,000
Gross income	7,044,034,000	9,138,241,000	11,180,236,000	3,612,929,000
Other revenue	85,863,000	104,799,000	156,327,000	261,585,000
Other expenses	(3,148,000)	(132,053,000)	(4,738,000)	(163,863,000)
Distribution, transportation and sales expenses	361,672,000	305,232,000	742,884,000	597,693,000
Administrative expenses	418,163,000	516,893,000	779,982,000	1,045,114,000
Operating income (loss)	6,346,914,000	8,288,862,000	9,808,959,000	2,067,844,000
Financing income	91,436,000	75,217,000	167,642,000	159,966,000
Financing cost	(479,137,000)	(149,676,000)	(950,928,000)	(430,597,000)
Derivative financial instruments (cost) income, net	(736,998,000)	(2,613,030,000)	(1,154,363,000)	(592,059,000)
Foreign exchange gain (loss), net	(101,760,000)	(75,472,000)	(122,546,000)	(647,165,000)
(Loss) profit sharing in joint ventures and associates, net	907,020,000	542,203,000	(1,156,698,000)	(1,047,613,000)
Taxes, duties and other	(405,257,000)	2,538,280,000	618,669,000	4,394,878,000
Net (loss) income	6,432,732,000	3,529,824,000	5,973,397,000	(4,884,502,000)
Total current assets	211,632,518,000	117,541,969,000	211,632,518,000	117,541,969,000	168,261,357,000
Total non-current assets	38,663,651,000	48,591,499,000	38,663,651,000	48,591,499,000	40,084,813,000
Total current liabilities	165,948,402,000	77,635,378,000	165,948,402,000	77,635,378,000	129,161,357,000
Total non-current liabilities	237,352,000	2,711,596,000	237,352,000	2,711,596,000	1,121,488,000
Equity (deficit), net	84,110,415,000	85,786,494,000	84,110,415,000	85,786,494,000	78,063,325,000
Depreciation and amortization	65,864,000	79,407,000	124,117,000	158,778,000	317,241,000
Depreciation of rights of use	236,051,000	251,880,000	482,173,000	576,304,000	992,148,000
Net periodic cost of employee benefits excluding items recognized in other comprehensive income					(1,156,000)
Corporate and other operating subsidiary companies [member]
Sales:
Trade	3,303,411,000	2,403,893,000	5,199,561,000	4,071,051,000
Intersegment	16,629,872,000	38,398,713,000	43,255,866,000	60,486,083,000
Services income	26,645,000	70,478,000	7,327,000	27,108,000
Cost of sales	9,550,404,000	4,716,582,000	16,067,440,000	14,197,416,000
Gross income	10,409,524,000	36,156,502,000	32,395,314,000	50,386,826,000
Other revenue	143,677,000	2,088,388,000	1,219,546,000	3,268,875,000
Other expenses	(5,492,000)	3,334,000	(14,220,000)	(129,705,000)
Distribution, transportation and sales expenses	77,399,000	76,675,000	56,422,000	142,619,000
Administrative expenses	19,026,881,000	20,586,668,000	37,135,549,000	38,979,264,000
Operating income (loss)	(8,556,571,000)	17,584,881,000	(3,591,331,000)	14,404,113,000
Financing income	34,134,997,000	40,877,726,000	70,898,926,000	91,989,346,000
Financing cost	(48,879,404,000)	(53,710,522,000)	(97,991,470,000)	(115,506,582,000)
Derivative financial instruments (cost) income, net	(4,779,769,000)	(9,960,931,000)	(2,775,369,000)	(536,327,000)
Foreign exchange gain (loss), net	4,657,551,000	2,684,515,000	923,401,000	(20,901,822,000)
(Loss) profit sharing in joint ventures and associates, net	49,006,481,000	(36,829,544,000)	5,539,878,000	(583,346,129,000)
Taxes, duties and other	9,007,967,000	2,907,501,000	(1,020,423,000)	2,972,991,000
Net (loss) income	16,575,318,000	(42,261,376,000)	(25,975,542,000)	(616,870,392,000)
Total current assets	1,075,450,065,000	865,029,183,000	1,075,450,065,000	865,029,183,000	906,149,787,000
Total non-current assets	895,172,990,000	871,553,065,000	895,172,990,000	871,553,065,000	750,322,623,000
Total current liabilities	1,812,699,805,000	1,667,499,324,000	1,812,699,805,000	1,667,499,324,000	1,734,633,918,000
Total non-current liabilities	2,073,051,508,000	2,497,808,346,000	2,073,051,508,000	2,497,808,346,000	2,218,921,311,000
Equity (deficit), net	(1,915,128,258,000)	(2,428,725,422,000)	(1,915,128,258,000)	(2,428,725,422,000)	(2,297,082,819,000)
Depreciation and amortization	674,408,000	552,681,000	1,352,199,000	1,115,569,000	2,525,756,000
Depreciation of rights of use	345,628,000	186,527,000	397,184,000	367,214,000	747,880,000
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	7,970,763,000	9,839,376,000	14,760,558,000	16,377,306,000	32,680,002,000
Eliminations [member]
Sales:
Intersegment	(272,365,078,000)	(161,945,118,000)	(537,572,578,000)	(397,989,661,000)
Cost of sales	(262,890,696,000)	(124,517,398,000)	(506,278,968,000)	(346,423,881,000)
Gross income	(9,474,382,000)	(37,427,720,000)	(31,293,610,000)	(51,565,780,000)
Other expenses	59,112,000	(69,213,000)	45,191,000	203,397,000
Distribution, transportation and sales expenses	(1,005,040,000)	(1,344,316,000)	(1,916,209,000)	(2,039,527,000)
Administrative expenses	(8,411,951,000)	(36,148,605,000)	(29,337,666,000)	(49,314,702,000)
Operating income (loss)	1,721,000	(4,012,000)	5,456,000	(8,154,000)
Financing income	(47,346,085,000)	(54,736,880,000)	(96,865,969,000)	(121,416,380,000)
Financing cost	47,344,363,000	54,740,895,000	96,860,515,000	121,424,533,000
(Loss) profit sharing in joint ventures and associates, net	(51,356,038,000)	35,276,125,000	(7,379,423,000)	586,288,629,000
Net (loss) income	(51,356,039,000)	35,276,128,000	(7,379,421,000)	586,288,628,000
Total current assets	(2,181,659,132,000)	(1,908,828,771,000)	(2,181,659,132,000)	(1,908,828,771,000)	(2,003,285,308,000)
Total non-current assets	(734,172,640,000)	(662,583,727,000)	(734,172,640,000)	(662,583,727,000)	(575,873,262,000)
Total current liabilities	(2,179,581,043,000)	(1,905,883,147,000)	(2,179,581,043,000)	(1,905,883,147,000)	(2,000,813,940,000)
Total non-current liabilities	(1,738,936,203,000)	(2,099,794,462,000)	(1,738,936,203,000)	(2,099,794,462,000)	(1,827,858,155,000)
Equity (deficit), net	$ 1,002,685,474,000	$ 1,434,265,111,000	$ 1,002,685,474,000	$ 1,434,265,111,000	$ 1,249,513,525,000